Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of revenue
Total revenue	$ 83,098	$ 61,037	$ 227,208	$ 165,276	$ 243,917	$ 182,663	$ 104,304
Unbilled receivable	36,100		36,100		44,900	25,100
Revenue concession					4,600
Advertiser - direct
Disaggregation of revenue
Total revenue	34,057	27,582	93,260	73,476	106,422	84,423	60,122
Advertiser - programmatic
Disaggregation of revenue
Total revenue	41,902	28,044	113,694	76,023	116,115	83,475	36,866
Supply - side customer
Disaggregation of revenue
Total revenue	$ 7,139	$ 5,411	$ 20,254	$ 15,777	$ 21,380	$ 14,765	$ 7,316